Average Annual Total Returns - Class P Shares - Goldman Sachs Small Cap Value Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Russell 2000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 2000® Value Index (reflects no deduction for fees or expenses) Since Inception
Total	2.05%	2.85%	Apr. 17, 2018	4.62%	4.49%